Note 16 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Carrying value at	Fair value measurements
	December 31, 2018	Level 1	Level 2	Level 3

Contingent consideration liability	$13,286	$-	$-	$13,286

Schedule of Business Acquisitions by Acquisition, Contingent Consideration [Table Text Block]
Balance, December 31, 2017	$18,418
Amounts recognized on acquisitions	4,536
Fair value adjustments	(167)
Resolved and settled in cash	(9,245)
Other	(256)
Balance, December 31, 2018	$13,286

Less: current portion	$12,005
Non-current portion	$1,281

Fair Value, by Balance Sheet Grouping [Table Text Block]
	2018		2017
	Carrying amount	Fair value	Carrying amount	Fair value

Other receivables	$4,212	$4,212	$3,515	$3,515
Long-term debt	334,523	344,198	269,625	282,109